Transactions with Related Parties - Crewcare Inc. (Details) (USD $)			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Crewcare Inc. Manning Agency Agreements	Jun. 30, 2013 Crewcare Inc. Manning Agency Agreements	Jun. 30, 2014 Crewcare Inc. Cadetship Program Agreement	Jun. 30, 2013 Crewcare Inc. Cadetship Program Agreement	Jun. 30, 2014 Crewcare Inc.	Dec. 31, 2013 Crewcare Inc.
Related Party Transaction [Line Items]
Manning expenses			$ 201,851	$ 190,192
Cadetship program expenses					75,000	0
Due to related parties	$ 660,822	$ 82,074					$ 660,822	$ 82,074